Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Standby Letters of Credit [Member]
Financial Instrument [Line Items]
Fair value of contingent liability	$ 150	$ 150
Performance Bonds [Member]
Financial Instrument [Line Items]
Fair value of contingent liability	$ 13,600	$ 13,700